THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Fund A
Lincoln National Variable Annuity Account C
Lincoln National Variable Annuity Account E
Lincoln National Variable Annuity Account H
Lincoln Life Variable Annuity Account JF-I
Lincoln Life variable Annuity Account JF-II
Lincoln Life Variable Annuity Account JL-A
Lincoln National Variable Annuity Account L
Lincoln Life Variable Annuity Account N
Lincoln Life Variable Annuity Account Q
Lincoln Life Variable Annuity Account T
Lincoln Life Variable Annuity Account W
Lincoln Life Flexible Premium Variable Life Account D
Lincoln Life Flexible Premium Variable Life Account F
Lincoln Life Flexible Premium Variable Life Account G
Lincoln Life Flexible Premium Variable Life Account J
Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Life Flexible Premium Variable Account JF-C
Lincoln Life Flexible Premium Variable Life Account K
Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
Lincoln Life Flexible Premium Variable Life Account S
Lincoln Life Flexible Premium Variable Life Account Y

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

CG Variable Annuity Separate Account II

Prospectus Supplement dated October 8, 2021

This Supplement outlines a change to your latest prospectus. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective immediately, 1300 South Clinton Street, Fort Wayne, Indiana, 46802 has been changed to 1301 South Harrison Street, Fort Wayne, Indiana, 46802.

Please retain this supplement for future reference.